Deferred Gains - Summary of Deferred Gains (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accruals and deferred income [abstract]
At January 1	€ 64	€ 112
Income deferred	1	4
Disposals		(31)
Release to income statement	(5)	(6)
Net exchange differences	(2)	(14)
Transfers to disposal groups	(45)
At December 31	€ 13	€ 64